Issued Capital - Schedule of Dividends Declared (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2018	Dec. 31, 2017
Disclosure of dividend [Abstract]
Dividend declared	$ 24,738	$ 39,852	$ 21,202	$ 30,906	$ 838,000	$ 69,825
Dividend reinvested discount rate					3.00%